Stock-based compensation (Details) - Stock options [Member] shares in Thousands	9 Months Ended
	Sep. 30, 2017 CAD / shares shares
Number of shares, Outstanding - beginning of period | shares	12,010	[1]
Number of shares, Granted | shares	65
Number of shares, Exercised | shares	(1,899)
Number of shares, Forfeited/expired | shares	(2,831)
Number of shares, Outstanding - end of period | shares	7,345
Weighted average exercise price, Outstanding - beginning of period | CAD / shares	CAD 0.48	[1]
Weighted average exercise price, Granted | CAD / shares	0.62
Weighted average exercise price, Exercised | CAD / shares	0.31
Weighted average exercise price, Forfeited/expired | CAD / shares	0.94
Weighted average exercise price, Outstanding - end of period | CAD / shares	CAD 0.35

[1]	The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate "in the money" amounts for the outstanding options remain the same before and after the Arrangement.